Commitments and Contingencies - Future Minimum Lease Payments Under All Leases (Details) $ in Thousands	Aug. 25, 2017 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2018	$ 2,562
2019	2,398
2020	2,312
2021	2,144
2022	1,603
Total	$ 11,019